Note 21 - Changes in Other Comprehensive (Loss) Income, by Component (Details) - USD ($) $ in Millions		4 Months Ended	8 Months Ended	12 Months Ended
		Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Other Comprehensive (Loss) Income [Line Items]
Currency translation adjustments		$ 1		$ (35)	$ (33)
Reclassification adjustment for losses included in Other charges (net), before tax				2
Reclassification adjustment for losses included in Other charges (net), net of tax				2
Newly established prior service credit		6		4	61
Newly established net actuarial (loss) gain		95		(88)	(278)
Tax (benefit) provision		(3)		(5)	7
Newly established prior service credit and net actuarial (loss) gain, net of tax		98		(89)	(210)
Amortization of prior service credit	[1]			(8)	(3)
Amortization of actuarial (gains) losses	[1]			(2)	1
Recognition of losses due to settlements and curtailments	[1]			1	10
Total reclassification adjustments				(9)	8
Reclassification adjustments, net of tax				(9)	8
Pension and other postretirement benefit plan changes, net of tax		98		(98)	(202)
Total other comprehensive income		$ 99		$ (131)	$ (235)
Predecessor [Member]
Other Comprehensive (Loss) Income [Line Items]
Currency translation adjustments			$ 4
Newly established net actuarial (loss) gain			393
Tax (benefit) provision			(14)
Newly established prior service credit and net actuarial (loss) gain, net of tax			379
Amortization of prior service credit	[1]		(75)
Amortization of actuarial (gains) losses	[1]		185
Recognition of losses due to settlements and curtailments	[1]		1,563
Total reclassification adjustments			1,673
Tax (provision)			(448)
Reclassification adjustments, net of tax			1,225
Pension and other postretirement benefit plan changes, net of tax			1,604
Total other comprehensive income			$ 1,608

[1]	Reclassified to Pension (income) expense - refer to Note 16, "Retirement Plans" and Note 17, "Other Postretirement Benefits" for additional information.